Consolidated Balance Sheets - USD ($)		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Current Assets:
Cash and cash equivalents		$ 3,092,759		$ 16,060,686		$ 23,716,768
Restricted cash		1,329		1,361
Accounts receivable, net		1,988,344		2,874,494		4,043,473
Due from related party		168,935		117,141
Advances to suppliers, net		13,841,526		774,467		1,382,172
Inventories, net		92,934		95,124		344,823
Other current assets		767,213		465,480		386,954
Total Current Assets		19,953,040		20,388,753		29,874,190
Non-Current Assets:
Property and equipment, net		58,112		76,470		183,386
Right-of-use assets		66,466		119,056		227,603
Deferred Offering Costs						9,893
Goodwill						7,700,569
Total Non-Current Assets		124,578		195,526		8,121,451
TOTAL ASSETS		20,077,618		20,584,279		37,995,641
Current Liabilities:
Short-term loan		408,685		418,315		332,309
Accounts payable		1,792,866		2,547,805		4,990,647
Contract liabilities		1,093,706		1,004,832		747,093
Lease liabilities		79,628		119,434		107,467
Tax Payable		52,011		429,485		204,232
Accrued expenses and other current liabilities		4,122,133		3,115,282		1,964,469
Total Current Liabilities		7,549,029		7,635,153		8,346,217
Non-Current Liabilities:
Due to related parties		3,815,182		3,912,606		3,679,717
Long-term loan						218,722
Convertible notes						5,550,607
Lease liabilities				20,613		144,163
Total Non-Current Liabilities		3,815,182		3,933,219		9,593,209
TOTAL LIABILITIES		11,364,211		11,568,372		17,939,426
STOCKHOLDERS’ EQUITY
Ordinary shares, no par value, unlimited shares authorized; 2,923,325 and 1,741,295 shares issued and outstanding as of December 31, 2023 and 2022, respectively			[1]		[1]		[2]
Additional paid-in capital		44,515,833		44,515,833		38,571,534
Accumulated deficit		(33,483,614)		(33,147,714)		(17,081,329)
Accumulated other comprehensive loss		(1,910,655)		(1,953,766)		(1,281,864)
Equity attributable to owners of the Company		9,121,564		9,414,353		20,208,341
Non-controlling interests		(408,157)		(398,446)		(152,126)
TOTAL STOCKHOLDERS’ EQUITY		8,713,407		9,015,907		20,056,215
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 20,077,618		20,584,279		$ 37,995,641
Previously Reported [Member]
Current Assets:
Cash and cash equivalents				16,060,686
Restricted cash				1,361
Accounts receivable, net				2,874,494
Due from related party				117,141
Advances to suppliers, net				774,467
Inventories, net				95,124
Other current assets				465,480
Total Current Assets				20,388,753
Non-Current Assets:
Property and equipment, net				76,470
Right-of-use assets				119,056
Deferred Offering Costs
Goodwill
Total Non-Current Assets				195,526
TOTAL ASSETS				20,584,279
Current Liabilities:
Short-term loan				294,370
Accounts payable				2,547,805
Contract liabilities				1,004,832
Lease liabilities				119,434
Tax Payable				429,485
Accrued expenses and other current liabilities				3,115,282
Total Current Liabilities				7,511,208
Non-Current Liabilities:
Due to related parties				3,912,606
Long-term loan				123,945
Convertible notes
Lease liabilities				20,613
Total Non-Current Liabilities				4,057,164
TOTAL LIABILITIES				11,568,372
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Ordinary shares, no par value, unlimited shares authorized; 2,923,325 and 1,741,295 shares issued and outstanding as of December 31, 2023 and 2022, respectively	[2]
Additional paid-in capital				44,515,833
Accumulated deficit				(33,147,714)
Accumulated other comprehensive loss				(1,953,766)
Equity attributable to owners of the Company				9,414,353
Non-controlling interests				(398,446)
TOTAL STOCKHOLDERS’ EQUITY				9,015,907
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY				$ 20,584,279

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)
[2]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)